Nuveen Exchange-Traded Funds

Providing tax-free income
to help you live your dreams

FLORIDA INVESTMENT QUALITY (NQF)

FLORIDA QUALITY INCOME (NUF)

INSURED FLORIDA PREMIUM INCOME (NFL)


SEMIANNUAL REPORT/DECEMBER 31, 1996

Photographic image of couple walking on beach.


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         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Shareholder meeting report
 14  Portfolio of investments
 33  Statement of net assets
 34  Statement of operations
 35  Statement of changes in net assets
 37  Notes to financial statements
 46  Financial highlights

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of headshot of Chairman and Chief Executive
Officer of Nuveen.

Dear
shareholder

As we begin a new year, I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of investment-grade quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve our nation's infrastructure, your investment has several advantages: As you support the publicly funded projects that enhance your communities, you benefit from the credit strength of these communities and also receive income exempt from federal income taxes.

  As of December 31, 1996, investors in the Florida funds were receiving annual tax-free yields that ranged from 5.89% to 5.99%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.20% on taxable alternatives. In addition to providing highly attractive levels of tax-free income, these funds have also continued to generate strong price appreciation relative to similar funds. We are pleased to report that in 1996, each of the funds saw an increase in share price over that of 12 months ago; for some funds, this improvement was substantial. The combination of rising share prices and net asset values reduced by 1996's higher bond yields acted to narrow the discounts on NUF and NFL, while NQF now trades at a premium. Over the past year, the funds covered in this report posted total returns on net asset value of 2.33% to 4.92%, equivalent to taxable total returns of 5.31% to 8.30%. This performance is especially encouraging in light of 1996's bond market, which offset a mid-year decline with a post-election rally to end the year essentially where it began.

  Several aspects of our conservative approach to management help position these funds to perform well in changing market environments. First, through our prudent use of leverage, we can moderate volatility even in the event of a rising interest rate environment, and enhance income in periods of falling rates. In addition, our conservative dividend policy promotes stability by setting dividends at levels that are expected to remain consistent for at least six months. In this way, Nuveen can effectively smooth out periods of market fluctuations, enabling investors to depend on their tax-free income.

  Nuveen continues to meet the challenge of our investors' expanding needs for capital preservation, current income, and future growth. In November 1996, we introduced the Nuveen Growth and Income Stock Fund, the first of three equity-based mutual funds designed to provide a complement to our current municipal bond funds.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen has acquired Flagship Resources, Inc., a highly regarded fixed income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We have completed the combination of our tax-exempt mutual fund activities, which resulted in the broadest selection of municipal bond funds available in the U.S.

  We at Nuveen are excited about these recent developments, and we are pleased to be bringing our investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
February 17, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected performance over the past 12 months.

How would you categorize the bond market over the past 12 months?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, last year's bond market finished the year mostly unchanged, with a late second-half rebound reclaiming much of the territory lost in a mid-year decline.

  Throughout 1996, the municipal bond market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

  A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, economic expansion continues to be slow and steady, as evidenced by lack of price pressure at the consumer and producer levels, strong consumer confidence, and a stable money supply.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

What were the principal factors affecting the bond market and Nuveen funds?

Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

  The continued euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into stock-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. Both of these events affected demand for bond issues of all types.

  Last year also saw an improvement in discounts on Nuveen funds. Over the past 12 months, rising share prices and lower net asset values resulting from higher yields combined to narrow the discounts on many Nuveen funds, with some funds trading at a premium.

  We believe that the current yields, stable dividends, and insulation against bond calls offered by these exchange-traded funds present an attractive investment opportunity, one that allows investors to lock in rates that will be even more attractive if the equity market undergoes a long-expected correction.

In light of current market conditions, has Nuveen changed the way it manages these funds?

No. We continue to believe that value investing is the best investment strategy for the funds we manage.

  Successful value investing depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds--information that may go beyond that used by the market as a whole. That's where our award-winning Research Department excels. To find the municipal bonds we consider for our portfolios, Nuveen Research uses insights gained from years of experience to help portfolio managers target bonds that may be upgraded, which results in a higher level of quality and safety in the portfolios, as well as bonds that are anticipated to increase in value as the result of factors as yet unrecognized by the investment community in general.

  We continue to be committed to maintaining Nuveen's tradition of value investing and prudent management, with a focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this will contribute to many more years of investment success for our fund shareholders.

What effect will bond calls have on these portfolios?

The Florida funds covered in this report, which were issued between February 1991 and December 1992, have virtually no call exposure. It is important to understand that the bond market has dealt with the issue of bond calls and pre-refundings for years. Although this has put some pressure on the dividends of the older Nuveen funds issued prior to 1991, all of our funds have performed very well through this period.

  In addition to strong call protection, shareholders in these funds continue to enjoy attractive dividends. This positive trend in dividend payment can be traced to the leveraged structure of these funds, which enables them to invest the proceeds from the sale of short-term preferred shares in the purchase of additional intermediate and long-term bonds, thereby increasing the portfolio's income stream for the benefit of shareholders.


NUVEEN FLORIDA INVESTMENT
QUALITY MUNICIPAL FUND

NQF

While the dividend income remains highly attractive compared with other fixed-income alternatives, the Fund adjusted its monthly rate during the year, seeking a level in line with its earnings.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0825
      2/13/96    $0.0825
      3/13/96    $0.0825
      4/11/96    $0.0825
      5/13/96    $0.0825
      6/12/96    $0.0805
      7/11/96    $0.0805
      8/13/96    $0.0805
      9/11/96    $0.0805
     10/10/96    $0.0805
     11/13/96    $0.0805
     12/11/96    $0.0805


  FUND HIGHLIGHTS 12/31/96

   Yield                                      5.99%
   Taxable-equivalent yield                   9.36%
   Annual total return on NAV                 4.68%
   Taxable-equivalent total return            8.23%
   Share price                              $16.125
   NAV                                       $15.62

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

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

NUVEEN FLORIDA QUALITY INCOME
MUNICIPAL FUND

NUF

In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends. This dividend has remained stable for 17 months.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0770
      2/13/96    $0.0770
      3/13/96    $0.0770
      4/11/96    $0.0770
      5/13/96    $0.0770
      6/12/96    $0.0770
      7/11/96    $0.0770
      8/13/96    $0.0770
      9/11/96    $0.0770
     10/10/96    $0.0770
     11/13/96    $0.0770
     12/13/95    $0.0770


  FUND HIGHLIGHTS 12/31/96

   Yield                                      5.96%
   Taxable-equivalent yield                   9.31%
   Annual total return on NAV                 4.92%
   Taxable-equivalent total return            8.30%
   Share price                               $15.50
   NAV                                       $15.66

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

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

NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND

NFL

In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends. This dividend has remained stable for 46 months.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0650
      2/13/96    $0.0650
      3/13/96    $0.0650
      4/11/96    $0.0650
      5/13/96    $0.0650
      6/12/96    $0.0650
      7/11/96    $0.0650
      8/13/96    $0.0650
      9/11/96    $0.0650
     10/10/96    $0.0650
     11/13/96    $0.0650
     12/11/96    $0.0650


  FUND HIGHLIGHTS 12/31/96

   Yield                                      5.89%
   Taxable-equivalent yield                   9.20%
   Annual total return on NAV                 2.33%
   Taxable-equivalent total return            5.31%
   Share price                               $13.25
   NAV                                       $14.65

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, December 31, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, this tax rate is assumed to be 36% for shareholders, based on 1996 incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.


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Taxable equivalent total return

The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the 12-month period ended December 31, 1996. Any future repur chases will be reported to shareholders in the next annual or semiannual report.


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

SHAREHOLDER MEETING REPORT

    On December 12, 1996, the following Nuveen Exchange-Traded Funds held an
    Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include:
    Lawrence H. Brown, Anthony T. Dean, Anne E. Impellizzeri, and Peter R. Sawers.

                                          NQF            NUF             NFL


   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                             13,949,073      11,959,803      11,199,053
      Abstain                            164,021         150,665         187,388
                                      ----------      ----------      ----------
        Total                         14,113,094      12,110,468      11,386,441
                                      ==========      ==========      ==========
   Anthony T. Dean
      For                             13,949,073      11,961,603      11,201,688
      Abstain                            164,021         148,865         184,753
                                      ----------      ----------      ----------
        Total                         14,113,094      12,110,468      11,386,441
                                      ==========      ==========      ==========
   Anne E. Impellizzeri
      For                             13,948,551      11,956,605      11,201,688
      Abstain                            164,543         153,863         184,753
                                      ----------      ----------      ----------
        Total                         14,113,094      12,110,468      11,386,441
                                      ==========      ==========      ==========
   Peter R. Sawers
      For                             13,949,073      11,960,051      11,201,688
      Abstain                            164,021         150,417         184,753
                                      ----------      ----------      ----------
        Total                         14,113,094      12,110,468      11,386,441
                                      ==========      ==========      ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                             13,914,202      11,919,842      11,187,899
      Against                             50,051          54,133          65,524
      Abstain                            148,841         136,493         138,696
                                      ----------      ----------      ----------
        Total                         14,113,094      12,110,468      11,392,119
                                      ==========      ==========      ==========

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

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND (NQF)

  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


    $ 10,750,000   Florida Housing Finance Agency, Homeowner
                    Mortgage Revenue Bonds, 1995 Series 2
                    (Refunding/New Money Issue), 6.200%, 7/01/27
                    (Alternative Minimum Tax)                                 Aa      1/06 at 102    $ 10,947,370
       2,250,000   Florida Housing Finance Agency, Homeowner
                    Mortgage Revenue Bonds, Series 2 (New Money
                    and Refunding Issue), 6.350%, 7/01/28
                    (Alternative Minimum Tax)                                 Aa      1/07 at 102       2,297,385
       4,000,000   Florida Housing Finance Agency, Multi-Family
                    Housing Revenue Refunding Bonds, 1991 Series C,
                    6.200%, 8/01/16                                          AAA      8/06 at 102       4,109,560
       2,500,000   Florida Housing Finance Agency, Housing Revenue
                    Bonds, 1996 Series K-1 (Mariner Club Apartments
                    Project), 6.375%, 9/01/36 (Alternative
                    Minimum Tax)                                             Aaa      9/06 at 102       2,552,350
       2,000,000   Florida Housing Finance Agency, General Mortgage
                    Revenue Refunding Bonds, 1992 Series A,
                    6.400%, 6/01/24                                          AAA      6/02 at 103       2,054,800
                   Florida Keys Aqueduct Authority, Water Revenue
                    Refunding Bonds, Series 1991:
      10,165,000    6.750%, 9/01/21 (Pre-refunded to 9/01/01)                Aaa      9/01 at 101      11,242,795
         835,000    6.750%, 9/01/21                                          Aaa      9/01 at 101         912,455
       3,000,000   Florida Municipal Power Agency, Stanton II Project
                    Revenue Bonds, Series 1992, 4.500%, 10/01/27             Aaa     10/03 at 100       2,489,760
      10,000,000   State of Florida, Full Faith and Credit, Jacksonville
                    Transportation Authority, Senior Lien Bonds,
                    Series 1989, 7.000%, 7/01/13                              Aa      7/97 at 102      10,338,300
       2,285,000   State of Florida, Full Faith and Credit, State Board of
                    Education, Public Education Capital Outlay Bonds,
                    1992 Series C, 5.875%, 6/01/23                            Aa      6/03 at 101       2,313,608
       6,955,000   State of Florida, Full Faith and Credit, State Board of
                    Education, Public Education Capital Outlay Bonds,
                    1993 Series F, 6.000%, 6/01/20                            Aa      6/05 at 101       7,122,824
      10,385,000   State of Florida, Full Faith and Credit, State Board of
                    Education, Capital Outlay Bonds, 1996 Series A,
                    4.750%, 1/01/16                                          Aaa      1/06 at 101       9,445,469
       6,845,000   Brevard County Housing Finance Authority, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1991C, 7.000%, 9/01/23                            Aaa      3/01 at 102       7,248,992
       2,810,000   Broward County, Florida, Public Improvement
                    Refunding Bonds, Series 1986, 12.500%, 1/01/04            Aa     No Opt. Call       4,096,193
       5,245,000   Housing Finance Authority of Broward County,
                    Florida, GNMA and FNMA Collateralized Home
                    Mortgage Revenue Bonds, 1991 Series A,
                    7.350%, 3/01/23 (Alternative Minimum Tax)                AAA      3/01 at 102       5,503,106


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

  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 7,475,000   Certificates of Participation, Series 1991A,
                    The School Board of Broward County, Florida,
                    6.500%, 7/01/11                                          Aaa      7/01 at 102     $ 8,128,390
       3,000,000   The Cape Canaveral Hospital District, Improvement
                    Revenue Certificates, Series 1991, 6.875%, 1/01/21       Aaa      1/01 at 102       3,276,630
      11,000,000   Charlotte County, Florida, Utility System Revenue
                    Bonds, Series 1991, 7.000%, 10/01/14
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102      12,389,300
                   Collier County Water-Sewer District (Florida),
                    Water and Sewer Revenue Bonds, Series 1991:
       7,345,000    6.500%, 7/01/21 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102       7,891,688
       4,155,000    6.500%, 7/01/21                                          Aaa      7/99 at 102       4,421,252
       3,700,000   Dade County, Florida, Public Improvement
                    Refunding Bonds, Series, 1986, 12.000%, 10/01/98         Aaa     No Opt. Call       4,198,020
       4,800,000   Dade County, Florida, Aviation Revenue Bonds
                    (Series U), 6.750%, 10/01/06 (Alternative
                    Minimum Tax)                                              Aa     10/98 at 102       5,083,632
       3,500,000   Dade County, Florida, Aviation Bonds, Series 1996A,
                    5.750%, 10/01/26 (Alternative Minimum Tax)               Aaa     10/06 at 102       3,512,985
       1,545,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Bonds, 1990
                    Series C, 7.750%, 9/01/22 (Alternative
                    Minimum Tax)                                             Aaa      9/00 at 102       1,631,350
         765,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Bonds, Series B,
                    7.250%, 9/01/23 (Alternative Minimum Tax)                Aaa      3/01 at 102         801,965
       1,000,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Bonds, Series
                    1995, 6.550%, 10/01/27 (Alternative Minimum Tax)         AAA      4/05 at 102       1,029,190
       6,750,000   The School District of Dade County, Florida, General
                    Obligation School Bonds, Series 1989,
                    7.375%, 7/01/08 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102       7,391,385
       2,395,000   Dade County, Florida, Special Obligation Bonds
                    (Courthouse Center Project), Series 1994,
                    6.300%, 4/01/14                                            A      4/04 at 102       2,565,380
       7,225,000   Dade County, Florida Special Obligation and
                    Refunding Bonds, Series 1996B, 0.000%, 10/01/20          Aaa 10/08 at 48 26/32      1,723,885
       7,000,000   Escambia County Health Facilities Authority,
                    Health Facilities Revenue Refunding Bonds
                    (Baptist Hospital, Inc.), Series 1988 A,
                    8.700%, 10/01/14                                        BBB+     10/98 at 102       7,522,900
         950,000   City of Fort Myers, Florida, Improvement Revenue
                    Bonds (Special Assessment Geographical Area No.
                    24 Improvements), Series 1991A, 7.100%, 7/01/06         BBB-      7/01 at 102       1,012,026



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 2,000,000   City of Green Cove Springs, Florida, Utilities
                    Refunding Revenue Bonds, Series 1991,
                    6.750%, 10/01/10                                         Aaa     10/01 at 102     $ 2,204,180
       3,530,000   Halifax Hospital Medical Center (Daytona Beach,
                    Florida), Hospital Revenue Refunding Bonds, 1991
                    Series A, 6.750%, 10/01/06 (Pre-refunded to
                    10/01/01)                                                Aaa     10/01 at 102       3,931,961
       5,000,000   The County of Hernando, Florida (Criminal Justice
                    Complex Financing Program), 1986 Series,
                    7.650%, 7/01/16                                          Aaa     No Opt. Call       6,392,500
       4,000,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport Revenue Refunding
                    Bonds 1991 Series A, 6.900%, 10/01/11                    Aaa     10/99 at 102       4,312,360
       3,500,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport Revenue Bonds, Series
                    1996B, 5.875%, 10/01/23                                  Aaa     10/06 at 102       3,595,375
       2,590,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport Revenue Bonds, 1996
                    Series A, 6.000%, 10/01/23 (Alternative
                    Minimum Tax)                                             Aaa     10/06 at 102       2,665,680
      10,000,000   Jacksonville Electric Authority (Jacksonville, Florida),
                    St. Johns River Power Park System Special
                    Obligation Bonds, First Crossover Series,
                    6.000%, 10/01/15                                         Aa1     10/99 at 100      10,121,200
      11,000,000   Jacksonville Health Facilities Authority, Health
                    Facilities Revenue Refunding Bonds, Daughters of
                    Charity National Health System, Inc., St. Vincent's
                    Medical Center Issue, Series 1990, 7.500%, 11/01/15
                    (Pre-refunded to 11/01/00)                               Aaa     11/00 at 102      12,415,700
      11,000,000   Jacksonville Health Facilities Authority, Hospital
                    Facilities Refunding Revenue Bonds, Series 1991
                    (St. Luke's Hospital Association Project),
                    7.125%, 11/15/20                                         AA+     11/01 at 102      12,058,970
       4,250,000   City of Lakeland, Florida, Electric and Water Revenue
                    Bonds (Junior Subordinate Lien), Refunding and
                    Improvement Series 1996B, 6.000%, 10/01/11               Aaa      No Opt.Call       4,603,643
                   Lee County, Florida, Solid Waste System Revenue
                    Bonds, Series 1991A:
       6,500,000    7.000%, 10/01/05 (Alternative Minimum Tax)               Aaa     10/01 at 102       7,220,200
       4,750,000    7.000%, 10/01/06 (Alternative Minimum Tax)               Aaa     10/01 at 102       5,276,300
       3,935,000   Housing Finance Authority of Leon County (Florida),
                    Single Family Mortgage Revenue Bonds, 1991
                    Series A (Multi-County Program), 7.300%, 4/01/21
                    (Alternative Minimum Tax)                                Aaa      4/01 at 102       4,110,422



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE

     $ 3,130,000   Housing Finance Authority of Manatee County,
                    Florida, Single Family Mortgage Revenue Bonds,
                    Series 1994-Sub Series 3, 7.600%, 11/01/26
                    (Alternative Minimum Tax)                                Aaa     11/05 at 105     $ 3,441,372
       2,000,000   Housing Finance Authority of Manatee County,
                    Florida, Single Family Mortgage Revenue Bonds,
                    Series 1996-Sub Series 1, 7.450%, 5/01/27
                    (Alternative Minimum Tax)                                Aaa      5/06 at 105       2,216,360
      10,620,000   Martin County, Florida, Pollution Control Revenue
                    Bonds (Florida Power andLight Company Project),
                    Series 1990, 7.300%, 7/01/20                             Aaa      7/00 at 102      11,705,683
       7,925,000   Adventist Health System/Sunbelt, Inc., Orange
                    CountyHealth Facilities Authority, Hospital
                    Revenue Bonds, Series 1991-B, 6.750%, 11/15/21           Aaa     11/01 at 102       8,709,100
       4,500,000   Orange County, Florida, Tourist Development Tax
                    Refunding Revenue Bonds, Series 1992A,
                    6.000%, 10/01/21                                         Aaa     10/02 at 100       4,621,455
       2,500,000   Orange County, Florida, Water and Wastewater
                    Revenue Bonds, Series 1987, 7.750%, 10/01/07
                    (Pre-refunded to 10/01/97)                               Aaa     10/97 at 102       2,626,975
                   Orange County Housing Finance Authority, GNMA
                    Collateralized Mortgage Revenue Bonds,
                    1991 Series A:
       3,555,000    7.250%, 9/01/11 (Alternative Minimum Tax)                AAA      3/01 at 103       3,753,227
       8,810,000    7.375%, 9/01/24 (Alternative Minimum Tax)                AAA      3/01 at 103       9,286,181
       7,460,000   Orlando Utilities Commission, Water and Electric
                    Subordinated Revenue Bonds, Series 1989D,
                    5.000%, 10/01/23                                          Aa     10/99 at 100       6,723,325
       5,000,000   Orlando Utilities Commission, Water and Electric
                    Revenue Refunding Bonds, Series 1992,
                    6.000%, 10/01/10                                         Aa1     No Opt. Call       5,412,050
      11,180,000   Palm Beach County Health Facilities Authority,
                    Hospital Revenue Refunding Bonds, Series 1988
                    (JFK Medical Center, Inc. Projects),
                    8.875%, 12/01/18 (Pre-refunded to 12/01/98)              N/R     12/98 at 102      12,330,869
       1,400,000   City of Pembroke Pines, Florida, Capital Improvement
                    Revenue Bonds, Series 1995, 6.000%, 10/01/25             Aaa     10/04 at 102       1,456,966
       6,000,000   Village of Royal Palm Beach, Florida, Utility System
                    Revenue Refunding Bonds, Series 1991,
                    6.875%, 10/15/15                                         Aaa     10/04 at 102       6,647,940
       6,000,000   St. Johns County Industrial Development Authority,
                    Hospital Revenue Bonds (Flagler Hospital Project),
                    Series 1992, 6.000%, 8/01/22                               A      8/02 at 102       6,027,540
       5,000,000   St. Lucie County, Florida, Utility System Revenue
                    Bonds, Series 1990, 7.125%, 10/01/17
                    (Pre-refunded to 10/01/00)                               Aaa     10/00 at 102       5,575,650



   PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE



     $ 4,000,000   City of St. Petersburg Health Facilities Authority
                    (Florida), Revenue Bonds, Series 1985 A (Allegany
                    Health System Loan Program), 7.000%, 12/01/15            Aaa     12/01 at 102     $ 4,467,840
       5,250,000   Seminole County, Florida, Water and Sewer Revenue
                    Refunding and Improvement Bonds, Series 1992,
                    6.000%, 10/01/19                                         Aaa     No Opt. Call       5,662,860
       4,500,000   City of Tampa, Florida, Revenue Bonds (The Florida
                    Aquarium Project), Series 1992, 7.750%, 5/01/27
                    (Pre-refunded to 5/01/02)                                N/R      5/02 at 102       5,257,980
                   Tampa Sports Authority, 1995 Special Purpose Bonds,
                    State of Florida Sales Tax Payment Series (Tampa
                    Bay Arena Project):
       1,250,000    5.750%, 10/01/20                                         Aaa     No Opt. Call       1,308,900
       1,250,000    5.750%, 10/01/25                                         Aaa     No Opt. Call       1,314,325
                   City of Tampa, Florida, Water and Sewer Systems
                    Revenue Bonds, Series 1992:
       2,900,000    6.000%, 10/01/17 (Pre-refunded to 10/01/02)              Aaa     10/02 at 101       3,143,513
       1,450,000    6.000%, 10/01/17                                         Aaa     10/02 at 101       1,502,679
                   County of Volusia, Florida, Airport System Revenue
                    Bonds, Series 1991 (Daytona Beach Regional
                    Airport):
         475,000    7.000%, 10/01/21 (Alternative Minimum Tax)
                    (Pre-refunded to 10/01/00)                               Aaa     10/00 at 102         525,901
       1,425,000    7.000%, 10/01/21 (Alternative Minimum Tax)               Aaa     10/00 at 102       1,560,546
       5,650,000   Certificates of Participation (School Board of Volusia
                    County, Florida Master Lease Program), Series 1991,
                    6.750%, 8/01/11 (Pre-refunded to 8/01/01)                Aaa      8/01 at 102       6,286,754
-------------------------------------------------------------------------------------------------------------------
    $337,915,000   Total Investments - (cost $329,332,413) - 98.2%                                    355,729,427
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.8%                                                 6,588,225
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $362,317,652
===================================================================================================================



                                                                         NUMBER OF      MARKET         MARKET
                       STANDARD & POOR'S                MOODY'S          SECURITIES     VALUE          PERCENT


  SUMMARY OF                         AAA                       Aaa           52     $244,497,875             69%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3           11       76,514,857             22
  PORTFOLIO OF                     A, A-                 A, A2, A3            2        8,592,920              2
  INVESTMENTS:           BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3            2        8,534,926              2
                               Non-rated                 Non-rated            2       17,588,849              5
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      69     $355,729,427            100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND (NUF)

  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 2,000,000   Certificates of Participation, Series 1994, The
                    Department of Corrections (State of Florida),
                    6.000%, 3/01/14                                           A1      3/04 at 102     $ 2,064,520
       5,500,000   Florida Housing Finance Agency, Homeowner
                    Mortgage Revenue Bonds, 1995 Series 2
                    (Refunding/New Money Issue), 6.200%, 7/01/27
                    (Alternative Minimum Tax)                                 Aa      1/06 at 102       5,600,980
       1,000,000   Florida Housing Finance Agency, Housing Revenue
                    Bonds, 1995 Series F (Holly Cove Apartment
                    Project), 6.150%, 10/01/25 (Alternative
                    Minimum Tax)                                             Aaa     10/05 at 102       1,010,070
       1,750,000   Florida Housing Finance Agency, General Mortgage
                    Revenue Refunding Bonds, 1992 Series A,
                    6.400%, 6/01/24                                          AAA      6/02 at 103       1,797,950
       5,255,000   Florida Housing Finance Agency, Home Ownership
                    Revenue RefundingBonds, 1987 Series G1,
                    8.595%, 11/01/17                                         AAA     No Opt. Call       5,976,984
       3,125,000   Florida Housing Finance Agency, Single Family
                    Mortgage Refunding Bonds, 1987 Series One
                    Class B, 7.100%, 1/01/17                                 AAA      3/97 at 103       3,226,625
       1,250,000   State of Florida, Department of Transportation,
                    Turnpike Revenue Bonds, Series 1991A,
                    9.500%, 7/01/00                                          Aaa     No Opt. Call       1,458,913
       1,000,000   State of Florida, Department of Transportation,
                    Turnpike Revenue Refunding Bonds, Series 1993A,
                    5.000%, 7/01/15                                          Aaa      7/03 at 101         936,350
       3,900,000   State of Florida, Full Faith and Credit, Jacksonville
                    Transportation Authority, Senior Lien Bonds,
                    Series 1989, 7.000%, 7/01/13                              Aa      7/97 at 102       4,031,937
       1,000,000   State of Florida, Full Faith and Credit, Pollution
                    Control Bonds, Series Y, Division of Bond Finance
                    of the Department of General Services,
                    6.600%, 7/01/17                                           Aa      7/02 at 101       1,084,490
                   State of Florida, Full Faith and Credit, State Board
                    of Education, Public Education Capital Outlay
                    Bonds, Series 1989-A (Refunding Bonds):
       3,290,000    7.250%, 6/01/23                                           Aa      6/00 at 102       3,620,546
       5,000,000    6.000%, 6/01/25                                           Aa      6/00 at 100       5,051,100
       1,000,000   State of Florida, State Board of Education, Public
                    Education Capital Outlay Refunding Bonds, 1995
                    Series B, 5.875%, 6/01/25                                 Aa      6/05 at 101       1,015,110
       1,000,000   Alachua County Health Facilities Authority (Florida),
                    Health Facilities Revenue Bonds, Series 1992R
                    (Shands Hospital at the University of Florida
                    Project), 5.750%, 12/01/15                               Aaa     12/02 at 100       1,008,660



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 2,150,000   Alachua County Library District, Florida, General
                    Obligation Refunding Bonds, Series 1991,
                    6.600%, 8/01/10                                          Aaa      8/01 at 102     $ 2,349,004
       1,500,000   Bradford County Health, Facilities Authority, Health
                    Facilities Revenue Refunding Bonds, Series 1993
                    (Santa Fe Healthcare Facilities Project),
                    6.050%, 11/15/16                                         AAA     No Opt. Call       1,540,380
                   Brevard County Educational Facilities Authority
                    (Florida), Educational Facilities Refunding and
                    Improvement Revenue Bonds, Series 1992:
       3,365,000    6.750%, 11/01/07                                         BBB     11/02 at 102       3,666,134
       4,790,000    6.875%, 11/01/22                                         BBB     11/02 at 102       5,010,340
       1,150,000   Brevard County, Florida, Sales Tax Refunding and
                    Improvement Revenue Bonds, Series 1993,
                    5.250%, 12/01/13                                         Aaa     12/03 at 102       1,124,114
       5,000,000   Broward Country, Florida, Airport System Revenue
                    Bonds, Series B, 7.625%, 10/01/13 (Alternative
                    Minimum Tax)                                             Aaa     10/98 at 102       5,365,750
       2,000,000   Certificates of Participation, Series 1994A, Broward
                    County, Florida, 5.500%, 6/01/13                         Aaa      6/04 at 102       1,992,420
                   Housing Finance Authority of Broward County,
                    Florida, Multifamily Housing Revenue Refunding Bonds,
                    Series 1996 (Tamarac Pointe Apartments Project-GNMA
                    Collateralized):
       1,500,000    6.250%, 7/01/26                                          AAA      7/06 at 102       1,530,825
       1,500,000    6.300%, 1/01/32                                          AAA      7/06 at 102       1,533,240
       3,490,000   Charlotte County, Florida, Utility System Revenue
                    Bonds, Series 1991, 6.875%, 10/01/21
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102       3,912,290
      10,000,000   Citrus County, Florida, Pollution Control Refunding
                    Revenue Bonds, Series 1992 A (Florida Power
                    Corporation Crystal River Power Plant Project),
                    6.625%, 1/01/27                                           A1      1/02 at 102      10,724,800
                   Collier County-Water Sewer District (Florida), Water
                    and Sewer Revenue Bonds, Series 1991:
       3,910,000    6.500%, 7/01/21 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102       4,201,021
       2,190,000    6.500%, 7/01/21                                          Aaa      7/99 at 102       2,330,335
       8,450,000   Dade County, Florida, Aviation Revenue Bonds
                    (Series U), 6.750%, 10/01/06 (Alternative
                    Minimum Tax)                                              Aa     10/98 at 102       8,949,311
      12,500,000   Dade County, Florida, Aviation Bonds, Series 1996A,
                    5.750%, 10/01/26 (Alternative Minimum Tax)               Aaa     10/06 at 102      12,546,375
       1,500,000   Dade County, Florida, Aviation Revenue Bonds,
                    Series 1995B, 6.000%, 10/01/24 (Alternative
                    Minimum Tax)                                             Aaa     10/05 at 102       1,538,670



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 4,395,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Refunding Bonds,
                    1991 Series D, 6.950%, 12/15/12                          Aaa     12/01 at 102     $ 4,660,150
         410,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Bonds, 1991
                    Series E, 7.000%, 3/01/24                                Aaa      3/01 at 102         429,754
       2,930,000   Dade County, Florida, Special Obligation Bonds,
                    Series 1996 (Metro-Dade Fire and Rescue Service
                    District), 6.000%, 4/01/06                               Aaa     No Opt. Call       3,177,351
       4,260,000   Dade County, Florida Special Obligation and
                    Refunding Bonds, Series 1996B, 5.000%, 10/01/35          Aaa     10/06 at 102       3,878,687
       3,420,000   Dade County, Florida, Water and Sewer System
                    Revenue Bonds, Series 1995, 5.500%, 10/01/18             Aaa     10/05 at 102       3,387,578
       7,000,000   Dade County Health Facilities Authority, Hospital
                    Revenue Refunding Bonds, Series 1992 (North
                    Shore Medical Center Project), 6.500%, 8/15/15           Aaa      8/02 at 102       7,544,880
       5,000,000   Town of Davie, Florida, Water and Sewer
                    Improvement and Refunding, Revenue Bonds,
                    Series 1992, 6.250%, 10/01/17                            Aaa     10/02 at 102       5,319,400
       2,205,000   City of Dunedin (Florida), Hospital Revenue Bonds
                    Series 1991 (Mease Health Care), 6.750%, 11/15/21
                    (Pre-refunded to 11/15/01)                               Aaa     11/01 at 102       2,460,912
       7,350,000   City of Fort Lauderdale, Florida, General Obligation
                    Refunding Bonds, Series 1992, 6.300%, 7/01/07             Aa      1/99 at 101       7,608,353
       4,450,000   Greater Orlando Aviation Authority, Airport Facilities
                    Revenue Bonds, Series 1988 of the City of Orlando,
                    Florida, 8.375%, 10/01/16 (Alternative
                    Minimum Tax)                                              A1     10/98 at 102       4,795,765
       8,540,000   Greater Orlando Aviation Authority, Airport
                    Facilities, Revenue Bonds, Series 1992A,
                    6.500%, 10/01/12 (Alternative Minimum Tax)               Aaa     10/02 at 102       9,209,707
       1,500,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport RevenueRefunding
                    Bonds, 1993 Series B, 5.500%, 10/01/13                   Aaa     10/03 at 102       1,503,480
       5,830,000   Hillsborough County Industrial Development
                    Authority (Florida), Pollution Control Revenue
                    Bonds (Tampa Electric Company Project), Series
                    1991, 7.875%, 8/01/21                                     AA      8/01 at 103       6,685,786
       9,800,000   Hillsborough County Industrial Development
                    Authority, Pollution Control Revenue Refunding
                    Bonds (Tampa Electric Company Project) Series
                    1992, 8.000%, 5/01/22                                     AA      5/02 at 103      11,421,704



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


                   Hillsborough County, Florida, Capital Improvement, Non-Ad
                    Valorem Revenue Bonds (Museum of Science and Industry
                    Project), Series 1992:
      $  575,000    6.400%, 1/01/12 (Pre-refunded to 1/01/00)                  A      1/00 at 102      $  620,207
       1,000,000    6.450%, 1/01/22 (Pre-refunded to 1/01/00)                  A      1/00 at 102       1,080,020
       4,750,000   City of Hollywood, Florida, Water and Sewer
                    Revenue Bonds, Series 1991, 6.875%, 10/01/21
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102       5,324,750
       4,625,000   Jacksonville Electric Authority (Jacksonville, Florida),
                    Bulk Power Supply System Revenue Bonds
                    (Scherer 4 Project, Issue One, Series 1991A),
                    6.750%, 10/01/21 (Pre-refunded to 10/01/00)              Aaa 10/00 at 101 1/2       5,078,250
                   Jacksonville Electric Authority (Jacksonville, Florida),
                    St. Johns River Power Park System Refunding
                    Revenue Bonds, Issue Two, Series Seven:
       1,500,000    5.750%, 10/01/12                                         Aa1     10/02 at 101       1,533,060
       2,000,000    5.500%, 10/01/14                                         Aa1     10/02 at 101       1,983,040
       1,250,000   Jacksonville Electric Authority (Jacksonville, Florida),
                    St. Johns River Power Park System, Refunding
                    Revenue Bonds, Issue Two, Series Ten,
                    5.500%, 10/01/13                                         Aa1      4/03 at 101       1,242,450
       5,000,000   Jacksonville Electric Authority Special Obligation
                    5th Crossover Series, 5.375%, 10/01/10                   Aa1     10/04 at 101       5,023,800
       3,170,000   City of Jacksonville, Florida, Excise Taxes Revenue
                    Bonds, Series 1993, 0.000%, 10/01/15
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       1,115,206
      10,395,000   City of Jacksonville, Florida, Hospital Revenue Bonds,
                    Series 1992 (University Medical Center, Inc.
                    Project), 6.600%, 2/01/21                                AAA      2/02 at 102      11,199,781
       2,750,000   Kissimmee Utility Authority (Florida), Electric
                    System Improvement and Refunding Revenue
                    Bonds, Series 1991, 6.500%, 10/01/17
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102       3,040,235
       5,500,000   City of Lakeland, Florida, Electric and Water Revenue
                    Bonds, Series 1996, 5.500%, 10/01/26                      Aa     10/06 at 102       5,400,725
       1,500,000   City of Leesburg, Florida, Hospital Revenue
                    Refunding Bonds (Leesburg Regional Medical
                    Center Project) Series 1993A, 6.250%, 7/01/09              A      7/03 at 102       1,558,035
       2,500,000   City of Leesburg, Florida, Capital Improvement
                    Hospital Revenue Bonds (Leesburg Regional
                    Medical Center Project) Series 1991A,
                    7.500%, 7/01/21 (Pre-refunded to 7/01/02)                N/R      7/02 at 102       2,899,000
       2,000,000   City of Opa-Locka, Florida, Capital Improvement
                    Revenue Bonds, Series 1994, 6.125%, 1/01/24              Aaa      1/04 at 102       2,094,300



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 2,000,000   Orange County Health Facilities Authority, Hospital
                    Revenue Bonds (Orlando Regional Healthcare
                    System), Series 1996A, 6.250%, 10/01/18                  Aaa     No Opt. Call     $ 2,209,000
       1,675,000   Orange County Health Facilities Authority, Florida,
                    Hospital Revenue Bonds, Series 1991-A (Adventist
                    Health System/Sunbelt, Inc.), 6.875%, 11/15/15           Aaa     11/01 at 102       1,860,540
         250,000   Orange County Health Facilities Authority, Hospital
                    Revenue Bonds (Orlando Regional Healthcare
                    System), Series 1993B, 5.000%, 10/01/15                  Aaa     10/03 at 102         232,290
       5,000,000   Orange County (Florida), Health Facilities Authority,
                    Hospital Revenue Bonds, Series 1995 (Adventist
                    Health System/Sunbelt Obligated Group),
                    5.750%, 11/15/25                                         Aaa     11/05 at 102       5,037,800
       2,500,000   Orange County Housing Finance Authority (Orange
                    County, Florida), Single Family Mortgage Revenue
                    Bonds (GNMA and Fannie Mae Mortgage-Backed
                    Securities Program) Series 1996A, 6.300%, 4/01/28
                    (Alternative Minimum Tax)                                AAA      4/06 at 102       2,548,125
                   Orange County, Florida, Tourist Development Tax
                    Refunding Revenue Bonds, Series 1992A:
       3,000,000    6.500%, 10/01/19                                         Aaa     10/02 at 102       3,285,510
       7,490,000    6.000%, 10/01/21                                         Aaa     10/02 at 100       7,692,153
       5,975,000   Orlando (Florida), Utilities Commission, Water and
                    Electric Subordinated Revenue Bonds, Series 1991A,
                    6.500%, 10/01/20 (Pre-refunded to 10/01/01)              Aaa     10/01 at 102       6,605,602
       1,500,000   State of Florida, Orlando-Orange County Expressway
                    Authority, Junior Lien Revenue Refunding Bonds,
                    Series of 1993, 5.950%, 7/01/23                           A-      7/01 at 102       1,501,200
      10,700,000   Palm Beach County, Florida, Airport System Revenue
                    Refunding Bonds, Series 1991, 7.750%, 10/01/10           Aaa     10/01 at 102      12,242,940
       2,500,000   Palm Beach County, Florida, Airport System Revenue
                    Refunding Bonds, Series 1992, 6.375%, 10/01/14           Aaa     10/02 at 102       2,684,600
       2,025,000   City of Plantation, Florida, Electric Franchise Fee
                    Revenue Bonds, Series 1993, 5.375%, 8/15/12              Aaa      8/03 at 102       2,018,520
      11,000,000   Reedy Creek Improvement District (Florida),
                    (Located in Orange and Osceola Counties), Utilities
                    Revenue Bonds, Series 1991-1, 6.500%, 10/01/16
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 101      12,071,510
       2,500,000   St. Lucie County, Florida, Solid Waste Disposal
                    Revenue Bonds (Florida Power and Light Company
                    Project), Series 1991, 7.150%, 2/01/23
                    (Alternative Minimum Tax)                                AA-      2/01 at 102       2,725,400
       5,000,000   City of St. Petersburg Health Facilities Authority
                    (Florida), Revenue Bonds, Series 1985 A (Allegany
                    Health System Loan Program), 7.000%, 12/01/15            Aaa     12/01 at 102       5,584,800



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 5,500,000   City of St. Petersburg, Florida, Public Improvement
                    Refunding Revenue Bonds, Series 1992,
                    6.375%, 2/01/12                                          Aaa      2/02 at 102     $ 5,873,670
       2,300,000   Sarasota County, Florida, Utility System Revenue
                    Bonds, Series 1994, 6.500%, 10/01/22
                    (Pre-refunded to 10/01/04)                               Aaa     10/04 at 102       2,615,123
       2,000,000   The School Board of Seminolem County, Florida,
                    Certificates of Participation, Series 1994A,
                    6.125%, 7/01/19                                          Aaa      7/04 at 102       2,092,300
       1,000,000   City of Stuart, Florida, Public Utilities, Revenue
                    Improvement Bonds, Series 1994, 6.800%, 10/01/24         Aaa     10/03 at 100       1,109,500
       3,000,000   City of Tampa, Florida, Revenue Bonds (The Florida
                    Aquarium Project), Series 1992, 7.750%, 5/01/27
                    (Pre-refunded to 5/01/02)                                N/R      5/02 at 102       3,505,320
       1,000,000   City of Venice, Florida, Utilities Revenue Refunding
                    Bonds, Series 1993, 5.500%, 7/01/14                      Aaa      7/03 at 102       1,001,010
-------------------------------------------------------------------------------------------------------------------
    $294,585,000   Total Investments - (cost $292,260,488) - 96.1%                                    311,972,523
=================--------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 2.4%
     $ 1,100,000   Atlantic Beach Improvement & Refunding Revenue
                    Bonds, Series 1994B (Fleet Landing Project),
                    Variable Rate Demand Bonds, 5.100%, 10/01/24+         VMIG-1                        1,100,000
       2,800,000   Hillsborough County Industrial Development
                    Authority (Tampa Electric Company), Variable
                    Rate Demand Bonds, 5.100%, 9/01/25+                     Aa-2                        2,800,000
       4,000,000   The University Athletic Association, Inc., Capital
                    Improvement Revenue Bonds, Series 1990, Variable
                    Rate Demand Bonds, 4.950%, 2/01/20+                   VMIG-1                        4,000,000
-------------------------------------------------------------------------------------------------------------------
     $ 7,900,000   Total Temporary Investments - 2.4%                                                   7,900,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.5%                                                 4,813,718
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $324,686,241
===================================================================================================================



                                                                         NUMBER OF       MARKET          MARKET
                       STANDARD & POOR'S                   MOODY'S      SECURITIES       VALUE         PERCENT


  SUMMARY OF                         AAA                       Aaa           53     $201,569,390           64%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3           16       72,977,792           23
  PORTFOLIO OF                        A+                        A1            3       17,585,085            6
  INVESTMENTS                      A, A-                 A, A2, A3            4        4,759,462            2
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3            2        8,676,474            3
  TEMPORARY                    Non-rated                 Non-rated            2        6,404,320            2
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      80     $311,972,523          100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND (NFL)

  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


      $  750,000   Florida Housing Agency Housing Revenue Bonds,
                    1996 Series V (Crossings at Indian Run Apts
                    Project), 6.100%, 12/01/26 (Alternative
                    Minimum Tax)                                             Aaa     12/06 at 102      $  755,003
                   Florida Housing Finance Agency, Housing Revenue
                    Bonds, 1996 Series D-1 (Sterling Palms Apartments
                    Project):
       1,000,000    6.300%, 12/01/16 (Alternative Minimum Tax)               Aaa      6/06 at 102       1,038,720
       1,500,000    6.400%, 12/01/26 (Alternative Minimum Tax)               Aaa      6/06 at 102       1,545,225
       1,590,000   Florida Housing Finance Agency, Housing Revenue
                    Bonds, 1995 Series E (Williamsburg Village
                    Apartments Project), 6.100%, 12/01/20
                    (Alternative Minimum Tax)                                Aaa     12/05 at 102       1,612,673
       3,000,000   Florida Municipal Power Agency, All-Requirements
                    Power Supply Project Revenue Bonds, Series 1992,
                    6.250%, 10/01/21 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       3,314,430
                   Florida Municipal Power Agency, Stanton II Project
                    Revenue Bonds, Series 1992:
       4,000,000    6.500%, 10/01/20 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       4,469,440
       6,625,000    6.000%, 10/01/27 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       7,232,645
       4,250,000   Florida Municipal Power Agency, St. Lucie Project
                    Refunding Revenue Bonds, Series 1992,
                    5.250%, 10/01/21                                         Aaa     10/02 at 102       4,038,053
       1,500,000   Florida Municipal Power Agency, Tri-City Project
                    Refunding Revenue Bonds, Series 1992,
                    5.500%, 10/01/19                                         Aaa     10/03 at 100       1,459,080
                   State of Florida, Department of Environmental
                    Protection Preservation 2000 Revenue Bonds,
                    Series 1994A:
       6,350,000    4.750%, 7/01/12                                          Aaa      7/04 at 101       5,835,777
       3,500,000    4.900%, 7/01/13                                          Aaa      7/04 at 101       3,271,625
       4,500,000   State of Florida, Department of Environmental
                    Protection, Preservation 2000 Revenue Bonds,
                    Series 1995A, 5.750%, 7/01/11                            Aaa      7/05 at 101       4,654,710
       2,000,000   State of Florida, Department of Transportation,
                    Turnpike Revenue Bonds, Series 1991A,
                    7.000%, 7/01/04                                          Aaa      7/01 at 102       2,220,100
       3,995,000   State of Florida, Department of Transportation,
                    Turnpike Revenue Bonds, Series 1992A,
                    6.350%, 7/01/22 (Pre-refunded to 7/01/02)                Aaa      7/02 at 101       4,390,026
      12,185,000   State of Florida, Department of Transportation,
                    Turnpike Revenue Bonds, Series 1995A,
                    5.500%, 7/01/13                                          Aaa      7/05 at 101      12,261,156
       2,500,000   State of Florida, State Board of Education, Public
                    Education Capital Outlay Bonds, 1994 Series C,
                    5.600%, 6/01/20                                          Aaa      6/05 at 101       2,498,250



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 4,200,000   State of Florida, State Board of Education, Public
                    Education Capital Outlay Refunding Bonds,
                    1995 Series D, 4.750%, 6/01/18                           Aaa      6/05 at 101     $ 3,755,220
       3,750,000   Broward County Health Facilities Authority (Florida),
                    Hospital Revenue Bonds (Holy Cross Hospital,
                    Inc.), Series 1993, 5.850%, 6/01/12                      Aaa      6/03 at 102       3,868,613
       1,000,000   The School District of Broward County, Florida
                    General Obligation School Bonds, Series 1989,
                    7.125%, 2/15/08 (Pre-refunded to 2/15/99)                Aaa      2/99 at 102       1,080,960
       3,400,000   The School District of Broward County, Florida,
                    General Obligation Bonds, Series 1988,
                    7.750%, 2/15/07 (Pre-refunded to 2/15/98)                Aaa      2/98 at 102       3,615,798
       1,000,000   Clay County, Florida, Utilities System Revenue
                    Bonds, Series 1993B, 5.000%, 11/01/07                    Aaa     11/03 at 102         929,590
       1,000,000   City of Cocoa, Florida, Water and Sewer System
                    Refunding Revenue Bonds, Series 1993A,
                    5.000%, 10/01/23                                         Aaa     10/03 at 100         916,580
       7,000,000   Dade County, Florida, Public Improvement
                    Refunding Bonds, Series 1986, 12.000%, 10/01/97          Aaa     No Opt. Call       7,435,050
       3,000,000   Dade County, Florida, Aviation Revenue Refunding
                    Bonds (Series Y), 5.500%, 10/01/11                       Aaa     10/03 at 102       3,039,840
       1,900,000   Dade County, Florida, Public Facilities Revenue
                    Bonds (Jackson Memorial Hospital), Series 1993,
                    5.250%, 6/01/23                                          Aaa      6/03 at 102       1,787,596
       1,000,000   The School District of Dade County, Florida,
                    General Obligation School Bonds, Series 1989,
                    7.200%, 7/01/02 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102       1,090,900
                   The School District of Dade County, Florida, General
                    Obligation School Bonds, Series 1994:
       5,000,000    5.000%, 8/01/12                                          Aaa      8/03 at 101       4,798,450
       3,500,000    5.000%, 8/01/14                                          Aaa      8/03 at 101       3,321,220
                   Dade County, Florida, Seaport Revenue Refunding
                    Bonds, Series 1995:
       1,000,000    6.200%, 10/01/05                                         Aaa     No Opt. Call       1,109,160
       1,100,000    5.750%, 10/01/15                                         Aaa     10/05 at 102       1,117,083
                   Dade County, Florida, Water and Sewer System
                    Revenue Bonds, Series 1995:
         500,000    6.250%, 10/01/10                                         Aaa     No Opt. Call         553,930
       3,730,000    5.750%, 10/01/22                                         Aaa     10/05 at 102       3,775,879
       2,000,000    5.500%, 10/01/25                                         Aaa     10/05 at 102       1,969,980
       5,600,000   Dade County Health Facilities Authority (Florida),
                    Hospital Revenue Refunding Bonds, Series 1993A
                    (Baptist Hospital of Miami Project), 5.250%, 5/15/21     Aaa      5/03 at 101       5,280,408
       3,000,000   The City of Daytona Beach, Florida, Water and
                    Sewer Revenue Bonds, Series 1992,
                    5.500%, 11/15/17                                         Aaa     11/02 at 100       2,946,840



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 1,500,000   City of Dunedin (Florida), Hospital Revenue
                    Refunding Bonds, Series 1993 (Mease Health
                    Care), 5.375%, 11/15/21                                  Aaa     11/03 at 101     $ 1,438,380
       5,315,000   Duval County Housing Finance Authority, Single
                    Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1994,
                    6.700%, 10/01/26 (Alternative Minimum Tax)               Aaa     10/04 at 102       5,526,324
       3,005,000   Escambia County Housing Finance Authority
                    (Florida), Single Family Mortgage Revenue Bonds,
                    Series 1992A (Multi-County Program),
                    6.900%, 4/01/20 (Alternative Minimum Tax)                Aaa     10/02 at 102       3,129,527
       1,210,000   Greater Orlando Aviation Authority, Airport
                    Facilities Revenue Bonds, 1987 Series,
                    7.400%, 10/01/06 (Alternative Minimum Tax)               Aaa      1/97 at 102       1,237,782
       2,000,000   Greater Orlando Aviation Authority, Airport
                    Facilities, Revenue Bonds, Series 1992A,
                    6.375%, 10/01/21 (Alternative Minimum Tax)               Aaa     10/02 at 102       2,116,120
       1,400,000   Hernando County, Florida, Capital Improvement
                    Refunding Revenue Bonds, Series 1993,
                    5.750%, 2/01/14                                          Aaa      2/03 at 102       1,424,808
      10,500,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport Revenue Refunding
                    Bonds, 1993 Series B, 5.600%, 10/01/19                   Aaa     10/03 at 102      10,359,510
       1,000,000   Hillsborough County Aviation Authority, Florida,
                    Tampa International Airport Revenue Bonds,
                    1993 Series D, 5.375%, 10/01/23
                    (Alternative Minimum Tax)                                Aaa     10/03 at 102         934,150
       6,000,000   Hillsborough County Aviation Authority, Florida,
                    Tampa, International Airport Revenue Bonds,
                    Series 1996B, 5.700%, 10/01/15                           Aaa     10/06 at 102       6,073,740
       2,500,000   Hillsborough County Industrial Development
                    Authority, Industrial Development Revenue Bonds,
                    Series 1994 (University Community Hospital),
                    6.500%, 8/15/19                                          Aaa      No Opt.Call       2,847,600
       2,000,000   Hillsborough County, Florida, Refunding Utility
                    Revenue Bonds, Series 1991A, 6.625%, 8/01/11             Aaa      8/02 at 102       2,187,160
       7,300,000   City of Hollywood, Florida, Water and Sewer Revenue
                    Refunding Bonds, Series 1993, 5.600%, 10/01/23           Aaa     10/03 at 102       7,175,097
       8,000,000   Indian River County, Florida, Water and Sewer
                    Revenue Bonds, Series 1993A, 5.250%, 9/01/24             Aaa      9/08 at 100       7,711,280
       3,605,000   City of Jacksonville, Florida, Housing Revenue
                    Refunding Bonds, Series 1993A (GNMA
                    Collateralized-Windermere Manor Apartments
                    Project), 5.875%, 3/20/28                                AAA      9/03 at 102       3,613,147
       3,350,000   Jacksonville Port Authority, Airport Revenue
                    Refunding Bonds, Series 1993, 5.250%, 10/01/17
                    (Alternative Minimum Tax)                                Aaa     10/03 at 102       3,154,025



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 1,000,000   Jacksonville Port Authority (Jacksonville, Florida),
                    1993 Port Facilities Revenue Refunding Bonds,
                    7.625%, 11/01/07                                         Aaa     11/03 at 102     $ 1,179,540
       3,800,000   Jacksonville Port Authority (Jacksonville, Florida),
                    1996 Port Facilities Revenue Refunding Bonds,
                    5.625%, 11/01/18 (Alternative Minimum Tax)               Aaa     11/06 at 102       3,752,652
       1,025,000   Jacksonville Sales Tax Revenue Bonds, Series 1995
                    (River City Renaissance Project), 5.500%, 10/01/10       Aaa     10/05 at 101       1,045,449
                   City of Lakeland, Florida, Electric and Water Revenue
                    Bonds (Junior Subordinate Lien), Refunding and
                    Improvement Series 1996B:
       4,785,000    6.000%, 10/01/08                                         Aaa     No Opt. Call       5,230,388
       4,000,000    6.000%, 10/01/09                                         Aaa     No Opt. Call       4,355,640
      10,235,000   School Board of Okaloosa County, Florida, Sales Tax
                    Revenue Bonds, Series 1995, 6.000%, 9/01/99              Aaa     No Opt. Call      10,730,067
       1,000,000   City of Opa-Locka, Florida, Capital Improvement
                    Revenue Bonds, Series 1994, 7.000%, 1/01/14              Aaa      1/04 at 102       1,132,020
       6,000,000   Orange County, Florida, Tourist Development Tax
                    Refunding Revenue Bonds, Series 1992A,
                    6.250%, 10/01/13                                         Aaa     10/02 at 102       6,415,440
       2,000,000   Orange County, Florida, Water Utilities System
                    Revenue Bonds, Series 1992, 6.250%, 10/01/17             Aaa      4/02 at 102       2,122,200
       6,000,000   Orlando Utilities Commission, Water and Electric
                    Subordinated Revenue Bonds, Series 1989D,
                    5.500%, 10/01/20                                         Aaa     10/99 at 100       5,840,520
                   City of Palm Bay, Florida, Utility System Refunding
                    Revenue Bonds, Series 1994 (Palm Bay Utility
                    Corporation Project):
       1,000,000    6.200%, 10/01/17 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       1,102,190
       3,295,000    6.200%, 10/01/22 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       3,631,716
       5,550,000   Palm Beach County, Florida, Airport System Revenue
                    Refunding Bonds, Series 1991, 7.625%, 10/01/04           Aaa     10/01 at 102       6,333,827
                   Palm Beach County, Florida, Administrative
                    Complex Revenue Refunding Bonds, Series 1993:
       1,265,000    5.200%, 6/01/06                                          Aaa     No Opt. Call       1,296,663
       6,500,000    5.250%, 6/01/11                                          Aaa     No Opt. Call       6,522,555
                   Palm Beach County, Florida, Criminal Justice
                    Facilities, Revenue Refunding Bonds, Series 1993:
       3,000,000    5.375%, 6/01/08                                          Aaa     No Opt. Call       3,108,720
       4,000,000    5.375%, 6/01/10                                          Aaa     No Opt. Call       4,086,240
       2,335,000   Pasco County, Florida, Gas Tax Refunding Revenue
                    Bonds, Series 1992, 5.750%, 8/01/13                      Aaa      8/02 at 102       2,380,089
       5,925,000   Polk County Industrial Development Authority,
                    Industrial Development Variable Rate Revenue
                    Bonds, 1985 Series 2 (Winter Haven Hospital
                    Project), 6.250%, 9/01/15                                Aaa      9/02 at 103       6,284,114



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


     $ 2,250,000   City of Port Orange, Florida, Water and Sewer
                    Refunding Junior Lien Revenue Bonds, Series 1993,
                    5.250%, 10/01/21                                         Aaa     10/03 at 101     $ 2,137,793
       1,000,000   City of St. Lucie, Florida, Utility System Revenue
                    Bonds, Series 1994, 6.000%, 9/01/24                      Aaa      9/04 at 100       1,034,320
      10,000,000   Reedy Creek Improvement District (Florida),
                    Utilities Revenue Improvement and Refunding
                    Bonds, Series 1994-1, 5.000%, 10/01/19                   Aaa     10/04 at 101       9,287,300
       5,000,000   Reedy Creek Improvement District (Florida),
                    Utilities Revenue Bonds, Series 1987-1,
                    8.500%, 10/01/09 (Alternative Minimum Tax)               Aaa     10/97 at 102       5,260,600
                   St. Lucie County, Florida, Utility System Refunding
                    and Revenue Bonds, Series 1993:
       5,000,000    5.500%, 10/01/15                                         Aaa     10/03 at 102       5,014,650
       1,200,000    5.500%, 10/01/21                                         Aaa     10/03 at 102       1,226,916
       3,000,000   Sarasota-Manatee Airport Authority, Airport System
                    Revenue Refunding Bonds, Series 1996,
                    5.375%, 8/01/11                                          Aaa      8/06 at 102       3,012,690
       2,500,000   Seminole County, Florida, Solid Waste Disposal
                    System Revenue Refunding Bonds, Series 1993,
                    5.250%, 10/01/20                                         Aaa     10/03 at 102       2,384,025
      11,385,000   Seminole County, Florida, Water and Sewer Revenue
                    Refunding and Improvement Bonds, Series 1992,
                    6.000%, 10/01/19                                         Aaa     No Opt. Call      12,280,316
       1,300,000   City of Sunrise, Florida, Utility System Revenue
                    Refunding Bonds, Series 1996, 5.800%, 10/01/11           Aaa     10/06 at 102       1,358,617
                   City of Sunrise, Florida, Utility System Revenue
                    Bonds, Series 1996A:
       5,900,000    5.750%, 10/01/16                                         Aaa     10/06 at 101       6,015,522
       8,700,000    5.750%, 10/01/21                                         Aaa     10/06 at 101       8,807,010
       2,700,000    5.750%, 10/01/26                                         Aaa     10/06 at 101       2,733,210
       2,500,000   City of Tampa, Florida, Allegany Health System
                    Revenue Bonds, St. Joseph's Hospital, Inc. Issue,
                    Series 1993, 5.125%, 12/01/23                            Aaa     12/03 at 102       2,308,075
       1,100,000   County of Volusia, Florida, Tourist Development
                    Tax Refunding Revenue Bonds, Series 1993,
                    5.250%, 12/01/13                                         Aaa     12/02 at 101       1,075,238
       1,940,000   City of West Palm Beach, Florida, Guaranteed
                    Entitlement Revenue Refunding Bonds, Series 1993,
                    5.375%, 10/01/14                                         Aaa     10/03 at 101       1,917,980

-------------------------------------------------------------------------------------------------------------------
    $308,800,000   Total Investments - (cost $305,259,626) - 98.1%                                    314,322,952
=================--------------------------------------------------------------------------------------------------



  PRINCIPAL                                                                               OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**       VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.6%
     $ 1,900,000   The University Athletic Association, Inc., Capital
=================   Improvement Revenue Bonds, Series 1990,
                    Variable Rate Demand Bonds, 4.950%, 2/01/20+          VMIG-1                      $ 1,900,000
-------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.3%                                                 4,107,977
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $320,330,929
===================================================================================================================

                                                                         NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S              MOODY'S           SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                  Aaa               85        $314,322,952         100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                     85        $314,322,952         100%
===================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)

                                                                NQF             NUF             NFL


   ASSETS
   Investments in municipal securities, at market
      value (note 1)                                        $355,729,427    $311,972,523    $314,322,952
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                      --           7,900,000       1,900,000
   Cash                                                          332,818          --              --
   Receivables:
      Interest                                                 6,836,835       5,453,952       5,146,131
      Investments sold                                           101,329          65,000          --
   Other assets                                                   15,725          26,426          13,607
                                                            ------------    ------------    ------------
        Total assets                                         363,016,134     325,417,901     321,382,690
                                                            ------------    ------------    ------------

   LIABILITIES
   Cash overdraft                                                 --             134,757         421,254
   Accrued expenses:
      Management fees (note 6)                                   196,276         176,320         173,840
      Other                                                      145,863         138,104         156,753
   Preferred share dividends payable                               7,915           2,141          11,096
   Common share dividends payable                                348,428         280,338         288,818
                                                            ------------    ------------    ------------
        Total liabilities                                        698,482         731,660       1,051,761
                                                            ------------    ------------    ------------
   Net assets (note 7)                                      $362,317,652    $324,686,241    $320,330,929
                                                            ============    ============    ============

  Preferred shares, at liquidation value                    $110,000,000    $105,000,000    $111,000,000
                                                            ============    ============    ============

   Preferred shares outstanding                                    4,400           4,200           4,440
                                                            ============    ============    ============

   Common shares outstanding                                  16,153,439      14,027,244     14,290,929
                                                            ============    ============    ============

   Netasset value per Common share outstanding
      (net assets less Preferred shares at
      liquidation value, divided by Common
      shares outstanding)                                       $  15.62        $  15.66        $  14.65
                                                            ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended December 31, 1996
(Unaudited)

                                                                    NQF            NUF             NFL


   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                           $11,247,644    $ 9,589,981     $ 8,580,190
                                                                 ------------   ------------    ------------
   Expenses:
      Management fees (note 6)                                     1,156,119      1,039,045       1,021,403
      Preferred shares--auction fees                                 137,500        131,251         138,750
      Preferred shares--dividend disbursing agent fees                13,333         19,210          13,750
      Shareholders' servicing agent fees and expenses                 19,109         14,785          12,691
      Custodian's fees and expenses                                   33,032         31,256          31,530
      Trustees' fees and expenses (note 6)                             1,578          1,456           1,435
      Professional fees                                                9,433          5,740           8,018
      Shareholders' reports--printing and mailing expenses            41,470         35,209          29,473
      Stock exchange listing fees                                     12,238         12,144           8,085
      Investor relations expense                                       6,801          8,851           9,039
      Other expenses                                                  10,612         13,878          12,199
                                                                 ------------   ------------    ------------
        Total expenses                                             1,441,225      1,312,825       1,286,373
                                                                 ------------   ------------    ------------
          Net investment income                                    9,806,419      8,277,156       7,293,817
                                                                 ============   ============    ============

   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                311,860         47,954        (107,948)
   Net change in unrealized appreciation or depreciation
      of investments                                               5,261,734      5,452,654       7,801,868
                                                                 ------------   ------------    ------------
          Net gain from investments                                5,573,594      5,500,608       7,693,920
                                                                 ------------   ------------    ------------
   Net increase in net assets from operations                    $15,380,013    $13,777,764     $14,987,737
                                                                 ============   ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN
NET ASSETS
(Unaudited)

                                                                   NQF                             NUF

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96         6/30/96


   OPERATIONS
   Net investment income                              $ 9,806,419    $ 19,662,366     $ 8,277,156    $ 16,531,611
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                        311,860        (397,223)         47,954        (248,628)
   Net change in unrealized appreciation or
      depreciation of investments                       5,261,734      (2,470,834)      5,452,654         100,978
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets from operations     15,380,013      16,794,309      13,777,764      16,383,961
                                                     ------------    ------------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                            (7,793,965)    (15,872,983)     (6,480,589)    (12,983,420)
        Preferred shareholders                         (1,635,543)     (4,078,504)     (1,625,747)     (3,852,321)
   From accumulated net realized gains from
        investment transactions:
        Common shareholders                               --              (61,033)         --             --
        Preferred shareholders                            --              (17,138)         --             --
                                                     ------------    ------------    ------------    ------------
      Decrease in net assets from distributions
        to shareholders                               (9,429,508)     (20,029,658)    (8,106,336)     (16,835,741)
                                                     ------------    ------------    ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                       658,946       1,409,422          --             115,408
                                                     ------------    ------------    ------------    ------------
   Net increase in net assets derived from capital
      share transactions                                  658,946       1,409,422          --             115,408
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets           6,609,451      (1,825,927)      5,671,428        (336,372)
   Net assets at beginning of period                  355,708,201     357,534,128     319,014,813     319,351,185
                                                     ------------    ------------    ------------    ------------
   Net assets at end of period                       $362,317,652    $355,708,201    $324,686,241    $319,014,813
                                                     ============    ============    ============    ============

   Balance of undistributed net investment
   income at end of period                             $  856,452      $  479,541      $  536,314      $  365,494
                                                     ============    ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                        NFL

                                                         Six months ended   Year ended
                                                              12/31/96         6/30/96


   OPERATIONS

   Net investment income                                   $ 7,293,817    $ 14,716,100
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                            (107,948)       (370,759)
   Net change in unrealized appreciation
      or depreciation of investments                         7,801,868       3,597,697
                                                          ------------    ------------
        Net increase in net assets from
          operations                                        14,987,737      17,943,038
                                                          ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                 (5,573,476)    (11,146,955)
        Preferred shareholders                              (1,636,633)     (3,758,988)
   From accumulated net realized gains from
     investment transactions:
        Common shareholders                                     --              --
        Preferred shareholders                                  --              --
                                                          ------------    ------------
      Decrease in net assets from distributions
        to shareholders                                     (7,210,109)    (14,905,943)
                                                          ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                             --              --
                                                          ------------    ------------
   Net increase in net assets derived
      from capital share transactions                           --              --
                                                          ------------    ------------
        Net increase (decrease) in net assets                7,777,628       3,037,095
   Net assets at beginning of period                       312,553,301     309,516,206
                                                          ------------    ------------
   Net assets at end of period                            $320,330,929    $312,553,301
                                                          ============    ============
   Balance of undistributed net investment
      income at end of period                               $  558,022      $  474,314
                                                          ============    ============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL
STATEMENTS
(Unaudited)

                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At December 31, 1996, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF) and Nuveen Insured Florida Premium Income Municipal Fund
                          (NFL).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          December 31, 1996, there were no such purchase commitments in any of the Funds.

Interest Income Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal personal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.
                          Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment  to is made or
Shareholders              reinvestment is credited to shareholder accounts
                          after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund, at December 31, 1996, were as follows:


                                                          NQF             NUF             NFL


   Number of shares:
   Series M                                               --             1,700            --
   Series T                                              2,200            --              --
   Series W                                               --              --             1,640
   Series Th                                              --             1,700           2,800
   Series F                                              2,200             800            --
                                                         -----           -----           -----

   Total                                                 4,400           4,200           4,440
                                                         =====           =====           =====


Insurance               NFL invests in municipal securities which are either
                        covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue
                        Insurance, Secondary Market Insurance or Portfolio
                        Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary
                        Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio
                        Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to any municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial      In October 1994, the Financial Accounting Standards
                          Board (FASB) issued Statement Instruments of Financial
                          Accounting Standards No. 119, Disclosure about
                          Derivative Financial Instruments and Fair Value of
                          Financial Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 1996.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common shares were as follows:


                                                                  NQF                             NUF

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96         6/30/96


   Shares issued to shareholders due
      to reinvestment of distributions                  40,818          88,474            --            7,529
                                                        ------          ------           -----           -----

   Net increase                                         40,818          88,474            --            7,529
                                                        ======          ======           =====           =====


                                                                  NFL

                                                   Six months ended   Year ended
                                                       12/31/96         6/30/96


   Shares issued to shareholders due
      to reinvestment of distributions                     --              --

                                                         -----           -----

   Net increase                                            --              --

                                                         =====           =====


                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended December 31, 1996, were as follows:


                                                          NQF             NUF             NFL


   PURCHASES
   Investments in municipal securities                $ 6,065,559     $17,880,140     $23,689,850
   Temporary municipal investments                     11,800,000      19,600,000      18,800,000

   SALES AND MATURITIES
   Investments in municipal securities                 8,959,298       24,206,756      27,172,518
   Temporary municipal investments                     12,600,000      12,300,000      21,600,000
                                                      ===========     ===========     ===========


                          At December 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At June 30, 1996, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryovers will expire as follows:


                                                          NQF             NUF             NFL


   Expiration year:

      2001                                             $  --           $  --          $   52,596
      2002                                                --           2,053,171       1,801,048
      2003                                                --              95,170         555,689
      2004                                               103,285         142,676         461,823
                                                       ---------      ----------      ----------

   Total                                                $103,285      $2,291,017      $2,871,156
                                                      ==========      ===========     ===========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On January 2, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid February 3, 1997, to shareholders of record on January 15, 1997, as follows:


                                                          NQF             NUF             NFL


   Dividend per share                                   $.0805          $.0770          $.0650
                                                        ======          ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1996, were as follows:


                                                          NQF             NUF             NFL


   Gross unrealized:
      Appreciation                                    $26,397,014     $19,756,706     $9,373,637
      Depreciation                                        --              (44,671)      (310,311)
                                                     ------------    ------------     ----------
   Net unrealized appreciation                        $26,397,014     $19,712,035     $9,063,326
                                                      ===========     ===========    ===========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   Average daily net asset value                            Management fee


   For the first $125,000,000                                 .65 of 1%
   For the next $125,000,000                                .6375 of 1
   For the next $250,000,000                                 .625 of 1
   For the next $500,000,000                                .6125 of 1
   For the next $1,000,000,000                                 .6 of 1
   For net assets over $2,000,000,000                       .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At December 31, 1996, net assets consisted of:


                                                          NQF             NUF             NFL


   Preferred shares, $25,000 stated value
     per share, at liquidation value                  $110,000,000    $105,000,000    $111,000,000
   Common shares, $.01 par value per share                 161,534         140,272         142,909
   Paid-in surplus                                     224,977,488     201,867,945     202,669,133
   Balance of undistributed net investment income          856,452         536,314         558,022
   Accumulated net realized gain (loss)
     from investment transactions                          (74,836)     (2,570,325)     (3,102,461)
   Net unrealized appreciation of investments           26,397,014      19,712,035       9,063,326
                                                      ------------    ------------    ------------
      Net assets                                      $362,317,652    $324,686,241    $320,330,929
                                                      ============    ============    ============

   Authorized shares:

      Common                                             Unlimited       Unlimited       Unlimited
      Preferred                                          Unlimited       Unlimited       Unlimited

                                                      ============    ============    ============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At December 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NQF             NUF             NFL


   Revenue Bonds:

      Transportation                                       6%             20%            18%
      Water / Sewer Facilities                             5               4             20
      Housing Facilities                                  17               9              6
      Health Care Facilities                              12              12              8
      Electric Utilities                                   9               3             12
      Pollution Control Facilities                         3              11             --
      Lease Rental Facilities                              4               2             --
      Educational Facilities                              --               3             --
      Other                                                7               9             18
   General Obligation Bonds                               11               9              7
   Escrowed Bonds                                         26              18             11
                                                       -----           -----           -----
                                                         100%            100%           100%
                                                       =====           =====           =====


                          Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (61% for NQF, 62% for NUF and 100% for NFL). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)


Selected data for a Common share outstanding throughout each period is as follows:




                                                                   Dividends from tax-exempt
                                      Operating performance        net investment income

                                                  Net
                                                  realized &
                        Net asset     Net         unrealized
                        value         invest-     gain (loss)     To               To
                        beginning     ment        from invest-    Common           Preferred
                        of period     income      ments           shareholders     shareholders+

NQF


Six mos. ended
         12/31/96       $15.250       $ .608      $ .346          $ (.483)         $(.101)
Year Ended 6/30,
         1996            15.450        1.224       (.177)           (.988)          (.254)
         1995            15.110        1.233        .404            (.998)          (.278)
         1994            16.030        1.223       (.885)           (.998)          (.239)
         1993            14.990        1.258       1.043           (1.021)          (.223)
8 Mos. Ended
         6/30/92         14.490         .851        .465            (.660)          (.156)
2/21/91 to
         10/31/91        14.050         .671        .562            (.495)          (.122)

NUF


Six mos. ended
         12/31/96        15.260         .590        .388           (.462)           (.116)
Year Ended 6/30,
         1996            15.290        1.179       (.008)          (.926)           (.275)
         1995            14.690        1.193        .634           (.937)           (.290)
         1994            15.780        1.186      (1.075)          (.958)           (.243)
         1993            14.570        1.205       1.217           (.972)           (.205)
10/17/91 to
         6/30/92         14.050         .609        .639           (.456)           (.085)

NFL


Six mos. ended
         12/31/96        14.100         .510        .545           (.390)           (.115)
Year Ended 6/30,
         1996            13.890        1.030        .223           (.780)           (.263)
         1995            13.090        1.044        .829           (.790)           (.283)
         1994            14.540        1.028      (1.487)          (.810)           (.181)
12/17/92 to
         6/30/93         14.050         .340        .640           (.260)           (.041)



                     Distributions from capital gains

                                                                                        Per

                                                      Organization                      Common
                                                      and offering                      share
                                                      costs and                         market
                      To             To               Preferred share    Net asset      value
                      Common         Preferred        underwriting       value end      end of
                      shareholders   shareholders+    discounts          of period      period


NQF

Six mos. ended
         12/31/96       $ --           $ --             $ --               $15.620        $16.125
Year Ended 6/30,
         1996           (.004)         (.001)             --                15.250         16.125
         1995           (.017)         (.004)             --                15.450         15.375
         1994           (.017)         (.004)             --                15.110         15.125
         1993           (.014)         (.003)             --                16.030         16.625
8 Mos. Ended
         6/30/92          --             --               --                14.990         16.000
2/21/91 to
         10/31/91         --             --             (.176)              14.490         15.500

NUF


Six mos. ended
         12/31/96        --             --               --                 15.660         15.500
Year Ended 6/30,
         1996            --             --               --                 15.260         15.000
         1995            --             --               --                 15.290         14.750
         1994            --             --               --                 14.690         14.000
         1993         (.029)         (.006)              --                 15.780         15.625
10/17/91 to
         6/30/92         --             --             (.187)               14.570         14.625
NFL


Six mos. ended
         12/31/96       --              --               --                $14.650        13.250
Year Ended 6/30,
         1996           --              --               --                 14.100        13.500
         1995           --              --               --                 13.890        12.750
         1994           --              --               --                 13.090        12.875
12/17/92 to
         6/30/93        --              --              (.189)              14.540        14.750



                                                              Ratios/Supplemental data

                         Total
                         invest-                                             Ratio of
                         ment                                                net
                         return      Total       Net assets   Ratio of       investment
                         on          return on   end of       expenses       income         Portfolio
                         market      net asset   period (in   to average     to average     turnover
                         value**     value**     thousands)   net assets++   net assets++   rate

NQF

Six mos. ended
         12/31/96          3.03%       5.65%       $362,318      .80%*         5.41%*         2%
Year Ended 6/30,
         1996             11.60        5.19         355,708      .80           5.47          20
         1995              8.98        9.43         357,534      .81           5.64           3
         1994             (3.16)        .45         351,892      .81           5.35           4
         1993             10.72       14.37         364,973      .80           5.63          13
8 Mos. Ended
         6/30/92           7.71        8.22         346,612      .77*          5.92*          3
2/21/91 to
         10/31/91          6.70        6.79         337,834      .76*          5.47*         --

NUF

Six mos. ended
         12/31/96          6.49        5.71        324,686      .81*           5.09*          6
Year Ended 6/30,
         1996              8.08        5.94        319,015      .82            5.14          19
         1995             12.74       10.97        319,351      .86            5.38           8
         1994             (4.63)      (1.02)       260,187      .84            5.21           5
         1993             14.07       15.73        272,557      .86            5.41          14
10/17/91 to
         6/30/92            .56        7.09        256,723      .81*           5.00*         --
NFL

Six mos. ended
         12/31/96          1.03        6.73        320,331      .81*           4.57*          8
Year Ended 6/30,
         1996             12.22        7.15        312,553      .81            4.66          26
         1995              5.59       12.75        309,516      .88            4.95           5
         1994             (7.45)      (4.75)       189,622      .85            4.67          17
12/17/92 to
         6/30/93            .07        5.39        202,579      .90*           3.87*         21

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your
investment
partner

Photographic image of John Nuveen Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the ] various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois
60606-1286

FSA-1-12.96